BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2019	2018	2017
Numerator:

Income (loss) attributable to Magal shareholders'	$1,717	$2,722	$(6,914)

Denominator:

Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	23,129,394	23,040,436	22,989,009
Effect of diluting securities:
Employee stock options	15,346	247,315	-

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	23,144,740	23,287,751	22,989,009